UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5406

Smith Barney New Jersey Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Education - 10.2%
		New Jersey EDA Revenue:
$ 400,000	Aa2*	Princeton Montessori Society, Series S, LOC-Banque
		National de Paris, 6.500% due 6/1/12	$402,240
9,470,000	A+	School Facilities Construction, Series F, 5.000% due 6/15/26 (b)	9,779,196
		New Jersey State Educational Facilities Financing Authority
		Revenue:
845,000	NR	Caldwell College, Series A, 7.250% due 7/1/25	868,829
550,000	BBB	Monmouth University, Series D, 5.125% due 7/1/24	560,923
		Ramapo College, Series D, AMBAC-Insured:
750,000	AAA	5.000% due 7/1/21	786,810
1,000,000	AAA	5.000% due 7/1/31	1,026,160
		Rowan University, FGIC-Insured:
2,610,000	AAA	Series C, 5.000% due 7/1/21	2,754,986
1,000,000	AAA	Series K, 5.000% due 7/1/33	1,028,280
1,250,000	AAA	Seton Hall University Project, Series F, AMBAC-Insured,
		5.000% due 7/1/21	1,299,325
1,000,000	BB+	St. Peter’s College, Series B, 5.375% due 7/1/18	984,460
1,400,000	AAA	New Jersey State Higher Education Assistance Authority,
		Student Loan Revenue, NJ Class Loan Program,
		Series A, MBIA-Insured, 5.800% due 6/1/16 (c)	1,425,998
		Rutgers State University Revenue:
600,000	AA	Refunding, Series A, 6.400% due 5/1/13	703,116
1,905,000	AA	Series U, 5.000% due 5/1/21	1,982,724

			23,603,047

General Obligation - 7.0%
2,040,000	AAA	Atlantic City GO, FSA-Insured, 5.000% due 12/15/15	2,187,064
		Branchburg Township Board of Education GO, FGIC-Insured:
1,015,000	AAA	5.000% due 7/15/24	1,062,695
1,000,000	AAA	5.000% due 7/15/30	1,028,570
		Freehold Township Board of Education GO, MBIA-Insured:
1,375,000	AAA	5.000% due 7/15/23	1,454,447
1,205,000	AAA	5.000% due 7/15/24	1,269,034
200,000	AAA	Hudson County GO, FGIC-Insured, 6.550% due 7/1/10	236,128
500,000	AAA	Jersey City GO, Series 1991B, FSA-Insured, (Pre-refunded - Escrowed
		with state and local government securities),
		8.400% due 5/15/06	541,040
650,000	AAA	Lakewood Township School District GO, Series 92,
		AMBAC-Insured, 6.250% due 2/15/11	763,562
2,500,000	AAA	Middletown Township Board of Education GO, FSA-Insured,
		5.000% due 8/1/27	2,572,075
		Morris Township GO:
550,000	Aa1*	6.550% due 7/1/09	639,205
550,000	Aa1*	6.550% due 7/1/10	649,352
500,000	Aa1*	6.550% due 7/1/11	598,640
1,500,000	AAA	North Bergen Township GO, FSA-Insured,
		8.000% due 8/15/07	1,715,010
		West Windsor/Plainsboro GO, Regional School District:
180,000	AA	6.750% due 4/1/06	189,878
490,000	AA	6.750% due 4/1/07	537,182
435,000	AA	6.800% due 4/1/08	493,990
170,000	AA	6.800% due 4/1/09	198,473

			16,136,345

See Notes to the Schedule of Investments.

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

Hospital - 16.7%
		Camden County Improvement Authority Revenue:
$3,775,000	BBB	Health Care Redevelopment Project, Cooper Health,
		5.875% due 2/15/15 (b)	$3,966,506
1,000,000	AAA	Health Systems, Catholic Health East, Series B,
		AMBAC-Insured, 5.000% due 11/15/18	1,052,180
2,500,000	AAA	New Jersey EDA, Nursing Home Revenue, RWJ Health
		Care Corp., FSA-Insured, 6.500% due 7/1/24	2,556,775
		New Jersey Health Care Facilities Financing Authority Revenue:
200,000	AAA	Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured,
		6.500% due 7/1/12	200,544
1,000,000	CCC	Columbus Hospital, Series A, 7.500% due 7/1/21	1,002,800
665,000	B	East Orange General Hospital, Series B,
		7.750% due 7/1/20	665,293
		Pascack Valley Hospital Association:
2,000,000	B+	5.125% due 7/1/18	1,735,940
5,000,000	B+	5.125% due 7/1/28 (b)	3,999,650
3,700,000	NR	Raritan Bay Medical Center, 7.250% due 7/1/27 (b)	3,839,601
		Robert Wood Johnson University Hospital:
8,000,000	A	5.700% due 7/1/20 (b)	8,631,520
3,000,000	A	5.750% due 7/1/31	3,218,220
2,000,000	Baa1*	Southern Ocean County Hospital, Series A,
		6.250% due 7/1/23	2,025,220
2,000,000	BBB-	St. Elizabeth’s Hospital, 6.000% due 7/1/14	2,099,400
1,935,000	BBB	St. Mary Hospital (Escrowed to maturity with state and
		local government securities), 5.875% due 7/1/12	2,134,963
1,500,000	AAA	University of Medicine & Dentistry, Series A, MBIA-Insured,
		5.000% due 9/1/22	1,571,175

			38,699,787

Housing: Multi-Family - 0.7%
1,500,000	AAA	Newark Housing Financing Corp., Mortgage Revenue Refunding,
		Manor Apartments, Series A, FHA-Insured,
		7.500% due 2/15/24	1,531,545

Housing: Single-Family - 0.1%
290,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue Series A,
		GNMA-Collateralized, 6.500% due 3/1/25 (c)	296,226

Industrial Development - 6.3%
1,000,000	AAA	New Jersey EDA, Natural Gas Facilities Revenue, NUI Corp.,
		Series A, AMBAC-Insured, 6.350% due 10/1/22	1,025,960
		New Jersey EDA Revenue:

		Cadbury Corp. Project, Series A, ACA-Insured:
750,000	A	5.500% due 7/1/18	784,260
1,250,000	A	5.500% due 7/1/28	1,276,063
		First Mortgage, Fellowship Village, Series A:
2,000,000	BBB-	5.500% due 1/1/18	2,018,200
2,500,000	BBB-	5.500% due 1/1/25	2,511,875
		Harrogate Inc., Series A:
2,000,000	BBB	5.750% due 12/1/16	2,063,560
1,500,000	BBB	5.875% due 12/1/26	1,516,755

See Notes to the Schedule of Investments.

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

Industrial Development - 6.3% (continued)

		Sr. Mortgage, Arbor Glen, Series A:
$970,000	AAA	Call 5/15/09 @ 102, 6.000% due 5/15/28 (d)	$1,123,318
2,280,000	NR	6.000% due 5/15/28	2,234,924

			14,554,915

Life Care - 5.4%
		New Jersey EDA, EDR:
315,000	Aaa*	Eagle Rock Convalescent, Inc., GNMA-Collateralized, 7.375% due 12/20/06	316,175
5,250,000	BB+	Refunding, United Methodist Homes, 5.125% due 7/1/25 (b)	4,828,320
		New Jersey EDA Revenue:
		Department of Human Services:
500,000	A	5.000% due 7/1/22	516,385
450,000	A	5.200% due 7/1/32	464,351
		First Mortgage, Keswick Pines:
2,885,000	NR	5.700% due 1/1/18	2,904,849
2,800,000	NR	5.750% due 1/1/24	2,801,176
645,000	AAA	New Jersey Health Care Facilities Financing Authority Revenue, Spectrum for Living, Series B, FHA-Insured, 6.500% due 2/1/22	647,328

			12,478,584

Miscellaneous - 16.4%
615,000	A	Atlantic City COP, Series 1991, 8.875% due 1/15/13	820,127
2,500,000	AAA	Atlantic County COP, Public Facilities Lease Agreements, FGIC-Insured, 7.400% due 3/1/09	2,955,600
5,000,000	AAA	Casino Reinvestment Development Authority, Parking Fee Revenue, Series A, FSA-Insured, 5.250% due 10/1/16 (b)	5,331,500
3,120,000	AAA	Essex County Improvement Authority Revenue, MBIA/FHA-Insured, 5.900% due 1/1/25 (e)	3,125,678
225,000	A+	Hudson County Improvement Authority, (Essential Purpose Pooled Governmental Loan Project), Series 1986, Remarketed 11/1/90, 7.600% due 8/1/25	225,990
		Lafayette Yard, Community Development, (Hotel and Conference Center Project), MBIA-Insured, (Pre-refunded-Escrowed with state and local government securities to 4/1/10 Call @ 101):
500,000	Aaa*	5.625% due 4/1/21	573,210
2,100,000	Aaa*	5.800% due 4/1/35	2,425,269
1,500,000	AAA	Middlesex County COP, MBIA-Insured, 5.000% due 2/15/19	1,559,355
1,700,000	AAA	Middlesex County Improvement Authority Revenue, Golf Course Projects, County Guaranteed, 5.250% due 6/1/26	1,830,611
1,525,000	AAA	Monmouth County Improvement Authority Revenue, Governmental Loan, AMBAC-Insured, 5.750% due 12/1/19	1,731,104
1,000,000	Aaa*	Morristown Parking Authority, Guaranteed Revenue, FSA-Insured, 5.150% due 8/1/25	1,018,220
1,000,000	AAA	New Jersey Building Authority, State Building Revenue, MBIA-Insured, 5.000% due 6/15/18	1,046,940
		New Jersey EDA:
		Municipal Loan Pool, FSA-Insured:
765,000	Aaa*	5.125% due 11/15/14	831,593
1,200,000	Aaa*	5.400% due 11/15/20	1,307,208
695,000	NR	Waste Paper Recycling Revenue, (Marcal Paper Mills Inc. Project), 8.500% due 2/1/10 (c)	676,520

See Notes to the Schedule of Investments.

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

Miscellaneous - 16.4% (continued)
$1,000,000	AAA	New Jersey Sports & Exposition Authority, Monmouth Park, Series A, (Call 1/1/05 @ 102), 8.000% due 1/1/25 (e)	$1,020,000
		Tobacco Settlement Financing Corp.:
10,000,000	BBB	5.000% due 6/1/15 (b)	9,630,300
1,940,000	BBB	5.750% due 6/1/32	1,857,453

			37,966,678

Pollution Control - 1.0%
2,000,000	Aaa*	North Hudson Sewer Authority Revenue, FGIC-Insured, 5.250% due 8/1/19	2,189,220

Solid Waste - 2.1%
1,950,000	B1*	Atlantic County Utilities Authority, Solid Waste Revenue, 7.125% due 3/1/16	1,985,022
2,500,000	AA-	Mercer County Improvement Authority, County Guaranteed Solid Waste Revenue, 5.750% due 9/15/16	2,744,650

			4,729,672

Transportation - 23.4%
2,000,000	AAA	Delaware River & Bay Authority, Development Revenue, Series A, AMBAC-Insured, 5.750% due 1/1/29	2,215,360
		Delaware River & Joint Toll Bridge Commission, Pennsylvania Bridge Revenue:
2,845,000	A-	5.000% due 7/1/22	2,962,783
2,000,000	A-	5.000% due 7/1/23	2,072,760
		New Jersey EDA:
		Dock Facility Revenue, (Bayonne Project), LOC-SunTrust Bank,
1,550,000	Aa2*	Series A, 2.200%, due 12/1/27 (f)	1,550,000
200,000	Aa2*	Series C, 2.200%, due 12/1/27 (f)	200,000
1,000,000	CCC	EDR, (American Airlines Inc. Project), 7.100% due 11/1/31 (c)	702,740
4,000,000	B	Special Facilities Revenue, (Continental Airlines Inc. Project), 7.000% due 11/15/30 (b)(c)	3,522,040
6,000,000	AAA	Transportation Project, Sublease, Series A, FSA-Insured, (Pre-refunded - Escrowed with state and local government securities to 5/1/09 Call @ 101), 5.250% due 5/1/17 (b)	6,664,020
3,000,000	AAA	New Jersey State Highway Authority, Garden State Parkway, General Revenue, Series Parkway, (Call 1/1/10 @ 101), 5.625% due 1/1/30 (b)(d)	3,421,170
		New Jersey State Transportation Trust Fund Authority, Transportation System:
6,030,000	AAA	Series A, (Call 6/15/09 @ 100), 5.000% due 6/15/17 (b)(d)	6,625,643
2,500,000	AAA	Series B, MBIA-Insured, (Call 12/15/11 @ 100), 5.000% due 12/15/21 (d)	2,622,400
		New Jersey State Turnpike Authority, Revenue Bonds, Series C, IBC/MBIA-Insured:
220,000	AAA	6.500% due 1/1/16	268,664
780,000	AAA	6.500% due 1/1/16 (g)	947,653
		Port Authority of New York & New Jersey:
5,000,000	AA-	Revenue, 132nd Series, 5.000% due 9/1/26 (b)	5,233,300
		Special Obligation Revenue:
710,000	A-1+	3rd Installment, 2.170% due 6/1/20 (f)	710,000
		5th Installment:
3,500,000	NR	6.750% due 10/1/19 (b)(c)	3,651,550
1,640,000	A-1+	2.170% due 8/1/24 (f)	1,640,000
2,300,000	A-	South Jersey Port Corp. Revenue, 5.000% due 1/1/20	2,378,016
6,385,000	AAA	South Jersey Transportation Authority, Transportation System Revenue, AMBAC-Insured, 5.125% due 11/1/22 (b)	6,755,330

			54,143,429

See Notes to the Schedule of Investments.

SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

Utilities - 6.1%
$1,000,000	AAA	Camden County Municipal Utilities Authority, Sewer Revenue, FGIC-Insured, 5.250% due 7/15/17	$1,073,340
1,000,000	AAA	Deptford Township Municipal Utilities Authority Revenue, AMBAC-Insured, 5.500% due 2/1/23	1,087,820
2,500,000	AAA	Hamilton Township, Atlantic County Municipal Utilities
		Authority, FGIC-Insured, 5.000% due 8/15/17	2,638,650
1,385,000	AAA	Kearny Municipal Utilities Authority Revenue, FGIC-Insured, 7.300% due 11/15/18	1,763,673
2,725,000	AAA	Middlesex County Improvement Authority, Utilities System Revenue, (Perth Amboy Franchise Project), Series A, AMBAC-Insured, 5.000% due 9/1/29	2,792,198
1,000,000	AAA	Middlesex County Utilities Authority, Sewer Revenue, Series A, MBIA-Insured, 6.250% due 8/15/10	1,113,120
1,000,000	AAA	New Jersey EDA, Natural Gas Facilities Revenue, (NJ Natural Gas Co. Project), Series A, AMBAC-Insured, 6.250% due 8/1/24	1,026,300
2,500,000	BBB	Salem County, Pollution Control Financing Authority, PCR, (PSEG Power Project), Series A, 5.750% due 4/1/31 (c)	2,680,325

			14,175,426

Water and Sewer - 2.3%
2,000,000	AAA	New Jersey EDA, Water Facilities Revenue, American Water Co. Inc. Project, Series B, FGIC-Insured, 5.375% due 5/1/32 (c)	2,073,260
3,000,000	Aaa*	North Hudson Sewer Authority Revenue, Series A, FGIC-Insured, 5.250% due 8/1/18 (b)	3,310,800

			5,384,060

		TOTAL INVESTMENTS - 97.7% (Cost - $215,188,149**)	225,888,934
		Other Assets in Excess of Liabilities - 2.3%	5,270,098

		TOTAL NET ASSETS - 100.0%	$231,159,032

(a)	All ratings are by Standard & Poor’s Rating Service, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.

(b)	All or portion of this security has been segregated for open futures contracts commitments.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(d)	Pre-Refunded bonds are escrowed by U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or portion of this security is held as collateral for open futures contracts commitments.

(f)	Variable rate obligation payable at par on demand at anytime on no more than seven days notice.

(g)	Bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 through 8 for definition of ratings and abbreviations.

See Notes to the Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

Abbreviations* (unaudited) (continued)

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney New Jersey Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Investment Transactions. Security transactions are accounted for on trade date.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,923,273
Gross unrealized depreciation	(2,222,488)

Net unrealized appreciation	$10,700,785

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
To Sell:
U.S. Treasury 20 Year Bond	765	3/05	$84,078,633	$86,062,500	$(1,983,867)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1.	Smith Barney New Jersey Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	February 28, 2005